Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
cash equivalents	$ 0		$ 0
Credit losses relating to loan receivable			0
Liminatus Pharma, LLC
Related Party Transactions
cash equivalents			0	$ 0
Credit losses relating to loan receivable			0	0
Provision for income tax			0	0
CEO
Related Party Transactions
Compensation expense	$ 37,500	$ 37,500
CEO | Liminatus Pharma, LLC
Related Party Transactions
Compensation expense			$ 200,000	$ 200,000